PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Loan provided to third party companies	¥ 237,933
VAT receivable	133,050		¥ 32,031
Funds receivable from third party mobile and online payment platforms	49,310		51,370
Advance to suppliers mainly for cloud computing service	25,667		32,120
Interest receivable related to bank deposits and wealth management products	24,779		27,168
Deposits mainly for lease of premises	5,799		3,676
Prepaid interest expense	1,095		10,082
Other receivables	1,384		19,145
Prepayments and other current assets	479,017	$ 75,168	¥ 175,592
Maximum amount of borrowing capacity	¥ 300,000
Interest rate	4.50%	4.50%